UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF
AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

INVESTMENT COMPANY ACT FILE NUMBER:   811-21061

REGISTRANT
AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
C/O AETOS CAPITAL, LLC
875 THIRD AVENUE
NEW YORK, NY 10022
(212)-201-2500

PRINCIPAL EXECUTIVE OFFICERS
HAROLD SCHAAFF
AETOS CAPITAL, LLC
875 THIRD AVENUE
NEW YORK, NY 10022

AGENT FOR SERVICE
CLIFFORD CONE, ESQ.
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NY 10019

DATE OF FISCAL YEAR END: JANUARY 31

DATE OF REPORTING PERIOD: JULY 1, 2016 TO JUNE 30, 2017

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Matter 1

(a) Name of Issuer:  Parsec Trading Corp.

(b) Ticker Symbol:  Not applicable

(c)  CUSIP:  Not applicable

(d)  Meeting Date:  May 3, 2017

(e)  Proposals voted on:

1. That the audited financial statements of the Company for the year ended December 31, 2016 together with the Auditor's Report thereon be received and adopted
2. To elect the following Directors
Jonathan C. Clipper
Arthur C. Price
Clarendon H. Masters
 Dougin Walker

3. That the Directors be paid their customary fee
3. To re-appoint Ernst & Young as the Company's Auditors

(f)  Matters Proposed by:  Management

(g)  Did registrant cast a vote:  Yes

(h)  How Registrant Voted:  Registrant voted in favor of each proposal

(i)  Vote for or against management:  Registrant voted in accordance with management recommendation

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SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the
Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

/s/ Michael Klein
Michael Klein
President

Date:  August 25, 2017